Consolidated Statements of Cash Flows (USD $)	9 Months Ended		22 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,667,276)	$ (7,735,582)	$ (9,806,965)
Adjustment to reconcile net loss to net cash used in operating activities:
Employee Stock Compensation		152,550	170,049
Stock issued for services	240,485		240,485
Expenses contributed by shareholder		145,000	148,608
Impairment Expense		6,439,429	6,439,429
Change in operating liabilities:
Accounts payable	277,834	169,083	394,825
Accrued Expenses	(35,000)	18,345	18,345
Payroll liabilities	652,589	525,162	1,384,703
Accrued Interest	338,070	137,226	591,060
Net Cash (used) in operating activities	(193,298)	(148,787)	(419,461)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			100
Stock issued for debt and accrued interest	7,030,489		7,030,489
Accrued Interest	(591,060)		(591,060)
Note Payable	(6,439,429)		(6,439,429)
Advance from stockholders	98,700		98,700
Advance from related parties	95,278	148,735	321,381
Net cash provided by financing activities	193,978	148,735	420,181
Net increase (decrease) in cash	680	(52)	720
Cash at beginning of the period	40	100
Cash at end of period	720	48	720
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid
Income taxes paid
NON CASH INVESTING AND FINANCING ACTIVITIES
Lima Property	(6,439,429)	(6,439,429)	(6,439,429)
Note Payable	6,439,429	6,439,429	6,439,429
Other Asset		(1)	(1)
Non-Controlling Interest		1	1
Total of non cash investing and financing activities